Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Property, plant and equipment

14. Property, plant and equipment

	Land, buildings,	Machinery, equipment	Assets under
EURm	constructions and vessels	and other	construction	Total
Acquisition cost at 1 January 2021	1 265	3 135	137	4 537
Translation differences	53	88	7	148
Additions	27	333	214	574
Reclassifications	28	41	(69)	–
Disposals and retirements	(145)	(226)	(9)	(380)
Acquisition cost at 31 December 2021	1 228	3 371	280	4 879
Accumulated depreciation at 1 January 2021	(482)	(2 272)	–	(2 754)
Translation differences	(26)	(59)	–	(85)
Impairment charges	(14)	–	–	(14)
Disposals and retirements	114	216	–	330
Depreciation	(87)	(345)	–	(432)
Accumulated depreciation at 31 December 2021	(495)	(2 460)	–	(2 955)
Net book value at 1 January 2021	783	863	137	1 783
Net book value at 31 December 2021	733	911	280	1 924
Acquisition cost at 1 January 2022	1 228	3 371	280	4 879
Translation differences	15	8	3	26
Additions	55	361	166	582
Reclassifications	160	40	(200)	–
Disposals and retirements	(49)	(191)	(1)	(241)
Acquisition cost at 31 December 2022	1 409	3 589	248	5 246
Accumulated depreciation at 1 January 2022	(495)	(2 460)	–	(2 955)
Translation differences	(6)	(6)	–	(12)
Impairment charges	(33)	(12)	–	(45)
Disposals and retirements	46	185	–	231
Depreciation	(87)	(363)	–	(450)
Accumulated depreciation at 31 December 2022	(575)	(2 656)	–	(3 231)
Net book value at 1 January 2022	733	911	280	1 924
Net book value at 31 December 2022	834	933	248	2 015